Derivatives Warrant Liabilities - Schedule of Black–Scholes Option Price Model (Details) - PIPE [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Expected Volatility (%) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	73.03	80.84
Expected Volatility (%) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	81.94	83.21
Risk-free Interest Rate (%) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	3.7	4.08
Risk-free Interest Rate (%) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	4.31	4.34
Expected Life (years) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Expected Life (years)	1 year 3 months 29 days	1 year 10 months 20 days
Expected Life (years) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Expected Life (years)	4 years 3 months 25 days	4 years 4 months 20 days
Value Per Share [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	0.77	1.53
Value Per Share [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.6	2.48
Exercise Price (U.S. dollars per share) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.1	1.1